Discontinued operations (Summary Of Restructuring Activities And Related Reserves) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2010
Summary of Restructuring Activities and Related Reserves
Reserve at beginning	$ 15.9
Charges	0.3	41.0
Costs charged against assets	(0.3)	(23.5)
Reversals	(0.1)
Cash paid	(1.1)	(1.6)
Currency translation	0.4
Reserve at end	15.1	0
Reserve at end	15.1	0
Severance And Employee Benefits [Member]
Summary of Restructuring Activities and Related Reserves
Reserve at beginning	1.8
Charges	0	3.4
Costs charged against assets	0	0
Reversals	(0.1)
Cash paid	(0.9)	(1.6)
Currency translation	0
Reserve at end	0.8	0
Reserve at end	0.8	0
Environmental Remediation [Member]
Summary of Restructuring Activities and Related Reserves
Reserve at beginning	6.7
Charges	0	6.7
Costs charged against assets	0	0
Reversals	0
Cash paid	0	0
Currency translation	0.2
Reserve at end	6.9	0
Reserve at end	6.9	0
Inventory Writedowns [Member]
Summary of Restructuring Activities and Related Reserves
Reserve at beginning	0
Charges	0.3	3.3
Costs charged against assets	(0.3)	(3.3)
Reversals	0
Cash paid	0	0
Currency translation	0
Reserve at end	0	0
Reserve at end	0	0
Site Demolition [Member]
Summary of Restructuring Activities and Related Reserves
Reserve at beginning	6.2
Charges	0	6.2
Costs charged against assets	0	0
Reversals	0
Cash paid	0	0
Currency translation	0.2
Reserve at end	6.4	0
Reserve at end	6.4	0
Restructuring Activities Other [Member]
Summary of Restructuring Activities and Related Reserves
Reserve at beginning	1.2
Charges	0	1.2
Costs charged against assets	0	0
Reversals	0
Cash paid	(0.2)	0
Currency translation	0
Reserve at end	1.0	0
Reserve at end	$ 1.0	$ 0